S-K 1602(a)(4) Forepart, Adjusted NTBV	Dec. 31, 2025 $ / shares
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 6.29
Registered Offering Price per Share	6.29
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.6
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.73
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.62
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.71
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.05
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.28
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.11
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.27
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.1
Registered Offering Price per Share	6.27
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.59
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.74
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.6
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.73
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.04
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.29
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.23
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 8.1